PREPAID EXPENSES AND PREPAID INVENTORY (Tables)	9 Months Ended
Jun. 30, 2024
Prepaid Expenses And Prepaid Inventory
Schedule of deferred costs, capitalized, prepaid, and other assets disclosure

	June 30, 2024	September 30, 2023
Prepaid expenses and prepaid inventory
Prepaid expense	$3,333,391	$8,850,311
Prepaid services	5,539,504	6,284,441
Prepaid inventory	12,424,986	5,063,965
Customs surety bond paid	2,600,000	-
Prepaid trade shows	139,937	2,731,352
Other prepayments	1,721,936	2,025,154
Total prepaid expenses and prepaid inventory	$25,759,754	$24,955,223